SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended		12 Months Ended
	May 12, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) integer $ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) integer
Statement [Line Items]
Consulting service fee description		The Company collects an up-front fee based on the scope of consulting services requested by students. 90% of the consulting service fee collected is non-refundable, and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted.
Cash flow from operation		$ 300,000
Net loss		$ (79,622)	$ 139,010
Description of Value added tax		The VAT rates applicable to the Company’s PRC subsidiary ranged from 3% to 6%.
Contract receivable		$ 4,491,759		$ 2,711,039
Current portion of contract receivable		2,726,953		1,639,213
Contract receivable, net- non-current		1,764,806		1,071,826
Receivable		45,969
Financing component associated with FMP contract receivable		168,033
Deferred revenue		165,299		562,056
Advertising expenses		241	10,119
Working capital	$ 6,200,000
Cash		6,223,083	$ 1,992,487	1,702,279	$ 2,077,166
Accounts receivable, net		$ 339,465		$ 518,191
Proceeds from issuance of offering price, net	4,800,000
Public offering price per share | $ / shares		$ 0.001		$ 0.001
Capitalized deferred offering cost		$ 0		$ 649,451
Boya Hong Kong [Member]
Statement [Line Items]
Ownership interest		100.00%
Initial Public Offer [Member]
Statement [Line Items]
Proceeds from issuance of offering price, net	$ 4,800,000
Public offering price per share | $ / shares	$ 6.00
Capitalized deferred offering cost				649,451
Common stock, shares issued | shares	1,333,333
FMP [Member]
Statement [Line Items]
Long-term contract receivable		$ 1,635,878
Short-term contract receivable included		2,641,879
July to early December 2020 [Member] | FMP [Member]
Statement [Line Items]
Short-term contract receivable from FMP		800,000
January 1, 2019 [Member] | Lease [Member]
Statement [Line Items]
Additions to operating liabilities		20,000
Smart Campus Project [Member]
Statement [Line Items]
Deferred revenue				259,416
Sino-Foreign Jointly Managed Academic Programs [Member]
Statement [Line Items]
Deferred revenue				302,640
Accounts receivable, net		$ 339,465		518,191
Tuition fees descriptions		the Company is entitled to receive 30% to 50% of such student tuitions depending on the universities/colleges and the jointly managed academic programs
Consulting service		$ 339,465		518,191
China Liberal Beijing [Member]
Statement [Line Items]
Number of shareholders | integer		5			5
Right of use assests		$ 18,372
Lease term		2 years
Operating lease expense		$ 113,025		$ 144,857
Ownership interest		8.8228%			8.8228%
China Liberal Beijing [Member] | Boya Hong Kong [Member]
Statement [Line Items]
Number of shareholders | integer		5